November 1, 2003


                    TOUCHSTONE
                    INVESTMENTS

                    Touchstone Enhanced 30 Fund
                    Touchstone Growth Opportunities Fund
                    Touchstone Value Plus Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2003

Effective November 1, 2003, the maximum amount of Class B shares that can be purchased by a shareholder will be reduced from $500,000 to $250,000. The disclosure on page 21 of the Prospectus under the section "Choosing a Class of Shares - Class B Shares" is revised as follows:

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $250,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.


         221 East Fourth Street o Suite 300 o Cincinnati, OH 45202-4133
               PH: 513.362.8000 o 800.638.8194 o FAX: 513.362.8320
                          www.touchstoneinvestments.com
               Touchstone Securities, Inc. o Member NASD and SIPC
                 A Member of Western & Southern Financial Group

                                                                November 1, 2003

                    TOUCHSTONE
                    INVESTMENTS

                    Touchstone Emerging Growth Fund
                    Touchstone Small Cap Fund

                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2003

Effective November 1, 2003, the maximum amount of Class B shares that can be purchased by a shareholder will be reduced from $500,000 to $250,000. The disclosure on page 16 of the Prospectus under the section "Choosing a Class of Shares - Class B Shares" is revised as follows:

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $250,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.


         221 East Fourth Street o Suite 300 o Cincinnati, OH 45202-4133
               PH: 513.362.8000 o 800.638.8194 o FAX: 513.362.8320
                          www.touchstoneinvestments.com
               Touchstone Securities, Inc. o Member NASD and SIPC
                 A Member of Western & Southern Financial Group

                                                                November 1, 2003


                    TOUCHSTONE
                    INVESTMENTS

                    Touchstone Large Cap Growth Fund

     SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2003, REVISED OCTOBER 6, 2003

Effective November 1, 2003, the maximum amount of Class B shares that can be purchased by a shareholder will be reduced from $500,000 to $250,000. The disclosure on page 11 of the Prospectus under the section "Choosing a Class of Shares - Class B Shares" is revised as follows:

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS IN EXCESS OF $250,000, A REQUEST TO PURCHASE CLASS B SHARES FOR $250,000 OR MORE WILL USUALLY BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.


         221 East Fourth Street o Suite 300 o Cincinnati, OH 45202-4133
               PH: 513.362.8000 o 800.638.8194 o FAX: 513.362.8320
                          www.touchstoneinvestments.com
               Touchstone Securities, Inc. o Member NASD and SIPC
                 A Member of Western & Southern Financial Group